INVENTORIES (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017
Inventory Write-down	$ 47,772	$ 0	$ 62,589	$ 0	$ 38,860	$ 43,009
Cost of Goods and Services Sold	450,304	88,357	1,087,540	177,482	$ 402,665	388,756
Inventory Cost [Member]
Cost of Goods and Services Sold	$ 392,190	$ 47,594	$ 986,362	$ 77,705
Physical inventory count writeoff [Member]
Cost of Goods and Services Sold						$ 124,416